Share-based compensation - Share option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Weighted average remaining contractual life years	4 years 3 months 10 days	5 years 3 months 7 days	6 years 3 months 7 days	7 years 2 months 26 days
Weighted average remaining contractual life years, Vested and expected to vest	5 years 1 month 2 days	5 years 1 month 20 days	5 years 6 months 29 days
Weighted average remaining contractual life years, Exercisable to vest	5 years 1 month 2 days	5 years 7 months 20 days	5 years 10 months 17 days
Aggregate intrinsic value	$ 4,578	$ 1,807	$ 2,724	$ 19,387
Aggregate intrinsic value, Vested and expected to vest	5,215	780	2,793
Aggregate intrinsic value, Exercisable to vest	$ 5,213	$ 800	$ 2,634
Number of Share options , Beginning balance	667,867	908,409	1,542,576
Number of Share options, Exercised	(235,765)	(135,281)	(503,712)
Number of Share options, Forfeited		(105,261)	(130,455)
Number of Share options, Ending balance	432,102	667,867	908,409	1,542,576
Number of Share options, Vested and expected to vest	430,569	660,247	862,372
Number of Share options, Exercisable to vest	431,245	657,142	823,341
Weighted average exercise price, Beginning balance	$ 8.16	$ 7.52	$ 5.62
Weighted average exercise price, Exercised	3.75	1.25	1.28
Weighted average exercise price, Forfeited		11.46	9.19
Weighted average exercise price, Ending balance	10.56	8.16	7.52	$ 5.62
Weighted average exercise price, Vested and expected to vest	5.10	4.72	4.69
Weighted average exercise price, Exercisable to vest	5.13	4.54	4.52
Weighted average grant date fair value, Vested and expected to vest	14.51	12.08	11.39
Weighted average grant date fair value, Exercisable to vest	$ 14.50	$ 12.78	$ 12.02